Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013	Nov. 14, 2012
Property, Plant, and Equipment
Capitalized costs for selection and procurement of real estate sites		$ 2.6	$ 2.0
Pre-tax impairment loss on long-lived assets	0	0.6	0.8
Predecessor
Property, Plant, and Equipment
Pre-tax impairment loss on long-lived assets				0.5
Capitalized Software
Property, Plant, and Equipment
Pre-tax impairment loss on capitalized software		$ 0.3	$ 0.3
Capitalized Software | Minimum
Property, Plant, and Equipment
Estimated useful lives		3 years
Capitalized Software | Maximum
Property, Plant, and Equipment
Estimated useful lives		7 years
Buildings and improvements | Minimum
Property, Plant, and Equipment
Estimated useful lives		20 years
Buildings and improvements | Maximum
Property, Plant, and Equipment
Estimated useful lives		25 years
Fixtures and equipment | Minimum
Property, Plant, and Equipment
Estimated useful lives		3 years
Fixtures and equipment | Maximum
Property, Plant, and Equipment
Estimated useful lives		10 years